SHARE BASED COMPENSATION - Activity in share options (Details) - ¥ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at beginning of year (in shares)	29,273,408	36,474,200	36,474,200
Granted (in shares)	4,925,211		7,503,489
Exercised (in shares)	0		(8,319,681)
Forfeited (in shares)	0		(6,384,600)
Outstanding at end of year (in shares)	34,198,619		29,273,408	36,474,200
Vested and expected to vest (in shares)	500,000		680,300
Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)	¥ 17.24	¥ 12.28	¥ 12.28
Granted (in dollars per share)	0.76		14.70
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	0		17.05
Outstanding at end of year (in dollars per share)	14.87		17.24	¥ 12.28
Weighted Average Grant-date Fair Value
Outstanding at beginning of year (in dollars per share)	40.24	34.61	34.61
Granted (in dollars per share)	8.00	¥ 20.12	35.88	38.29	¥ 69.34
Exercised (in dollars per share)	0		22.00
Forfeited (in dollars per share)	0		39.66
Outstanding at end of year (in dollars per share)	¥ 35.60		¥ 40.24	¥ 34.61